INCOME TAX - Deferred tax assets / (liabilities) (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets / (liabilities)
Beginning Balance	$ 920,636	$ 1,733,956
(Charge)/Credit to Income	244,268	(813,320)
Ending Balance	1,164,904	920,636
Intangible asset [member]
Deferred tax assets / (liabilities)
Beginning Balance	(384,706)	(74,203)
(Charge)/Credit to Income	(317,274)	(310,503)
Ending Balance	(701,980)	(384,706)
Retirement plan [member]
Deferred tax assets / (liabilities)
Beginning Balance	88,468	407,656
(Charge)/Credit to Income	(4,003)	(319,188)
Ending Balance	84,465	88,468
Loan loss reserves [member]
Deferred tax assets / (liabilities)
Beginning Balance	1,609,515	1,311,637
(Charge)/Credit to Income	(688,632)	297,878
Ending Balance	920,883	1,609,515
Property, plant and equipment [member]
Deferred tax assets / (liabilities)
Beginning Balance	(517,564)	(273,683)
(Charge)/Credit to Income	(389,819)	(243,881)
Ending Balance	(907,383)	(517,564)
Foreign currency [member]
Deferred tax assets / (liabilities)
Beginning Balance	(126,045)	(121,998)
(Charge)/Credit to Income	64,558	(4,047)
Ending Balance	(61,487)	(126,045)
Loss carry forwards [member]
Deferred tax assets / (liabilities)
Beginning Balance	247,083
(Charge)/Credit to Income	(82,059)	247,083
Ending Balance	165,024	247,083
Inflation Adjustment Credit [Member]
Deferred tax assets / (liabilities)
(Charge)/Credit to Income	1,492,842
Ending Balance	1,492,842
Provisions
Deferred tax assets / (liabilities)
(Charge)/Credit to Income	196,064
Ending Balance	196,064
Other deferred tax assets and liabilities [member]
Deferred tax assets / (liabilities)
Beginning Balance	3,885	484,547
(Charge)/Credit to Income	(27,409)	(480,662)
Ending Balance	$ (23,524)	$ 3,885